INTEREST EXPENSE	12 Months Ended
Dec. 31, 2021
Disclosure of interest expenses [Abstract]
INTEREST EXPENSE

34	INTEREST EXPENSE

	2021	2020	2019
	US$’000	US$’000	US$’000

Interest on bank loans	6,231	7,128	4,436
Interest on non-bank loan	1,808	2,797	-
Amortisation of upfront fees on bank loans	1,263	1,831	379
Other finance cost	1,095	870	47
Interest on lease liabilities	1,901	2,480	3,190
	12,298	15,106	8,052